REVENUE	12 Months Ended
Dec. 31, 2019
Disclosure of revenue from contracts with customers [Abstract]
REVENUE
NOTE 5 – REVENUE

The following tables present the Company’s revenues disaggregated by type of contracts, by revenue source regarding the industry vertical of the client and by currency. The Company provides technology services to enterprises in a range of industry verticals including media and entertainment, travel and hospitality, professional services, technology and telecommunications, banks, financial services and insurance and consumer, retail and manufacturing, among others. The Company understands that disaggregating revenues into these categories achieves the disclosure objective to depict how the nature, amount, timing, and uncertainty of revenues may be affected by economic factors. However, this information is not considered by the chief operating decision-maker to allocate resources and in assessing financial performance of the Company. As noted in the business segment reporting information in note 26, the Company operates in a single operating and reportable segment.

	For the year ended December 31,
By Industry vertical	2019	2018	2017
Media and Entertainment	156,292	133,093	99,640
Travel & Hospitality	92,773	89,212	68,400
Banks, Financial Services and Insurance	143,788	114,439	94,994
Technology & Telecommunications	88,183	67,310	60,648
Professional Services	73,282	52,318	40,660
Consumer, Retail & Manufacturing	85,698	54,087	36,025
Other Verticals	19,309	11,851	13,072
TOTAL	659,325	522,310	413,439

	For the year ended December 31,
By Currency	2019	2018	2017
United States dollar (USD)	563,747	447,314	354,824
European euro (EUR)	28,237	30,087	23,518
Pound sterling (GBP)	3,012	6,550	4,107
Argentine peso (ARS)	26,948	20,651	12,856
Mexican peso (MXN)	19,939	11,711	6,942
Colombian peso (COP)	6,831	4,068	2,341
Brazilian real (BRL)	8,030	46	126
Others	2,581	1,883	8,725
TOTAL	659,325	522,310	413,439

	For the year ended December 31,
By Contract Type	2019	2018	2017
Time and material contracts	544,131	431,295	376,718
Fixed-price contracts	106,386	90,980	36,687
Subscription resales	8,525	—	—
Others	283	35	34
TOTAL	659,325	522,310	413,439